INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
INCOME TAXES
Schedule of Components of Net deferred tax assets
	2024	%	2023

Deferred tax assets:
Impairment of Intangible Asset	$41,621		$-
Bad debt Expense	$6,300		$-
NOL Carryover	$270,061		$174,040

Sub Total	$317,982		$174,040

Valuation Allowance	$(317,982)		$(174,040)
Net Deferred Tax Asset	$-		$(0)
	$(143,942)		$(73,142)

Book Loss	$(246,002)	21%	$(73,142)
Permanent Difference:
Loss on Conversion of Shares	$89,460	-8%	$-
Loss on exercise of warrants	$12,600	-1%	$-
Change in valuation	$143,942	-12%	$73,142
	$(0)	0%	$(0)

Book Loss	$(1,171,439)		$(348,291)

Schedule of components of net deferred tax assets
	September 30,	December 31,
	2025	2024
Deferred tax assets:
NOL Carryover	$635,295	$270,061
Temporary Differences
Stock based compensation	$63,662	$-
Amortization of intangible assets	$17,448	$-
Impairment of Intangible Asset	$-	$41,621
Bad debt Expense	$6,300	$6,300
Sub Total	$722,705	$317,982
Valuation Allowance	$(722,705)	$(317,982)
Net Deferred Tax Asset	$-	$-
Change in valuation allowance	$(404,723)	-